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            THE BLACKROCK GOVERNMENT INCOME TRUST
                  GATEWAY CENTER THREE, 9TH FLOOR
                      NEWARK, NEW JERSEY 07102

                                               August 29, 1997

VIA EDGAR
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Securities and Exchange Commission
Judiciary Plaza
450 Fifth Street, N.W.
Washington, D.C. 20549

ATTN: Office of Filings, Information and Consumer Services

Re: The BlackRock Government Income Trust
    File Nos. 33-41224 and 811-6334

Dear Sir/Madam:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, please accept this letter as certification that the prospectus and statement of additional information for the above-referenced Fund does not differ from that contained in Post-Effective Amendment No. 8 to the Fund's Registration Statement of Form N-1A, which was filed electronically on July 28, 1997.

Any comments on this filing should be directed to Deborah A.
Garfiled at (201) 367-1495.

Please return an electornic transmittal as evidence of your receipt of this filing.

                                  Sincerely yours,

                                  /s/ Deborah A. Garfiled
                                  ------------------------
                                  Assistant Secretary